Segment information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Segment information

2. Segment information

The primary segments for management and reporting are geographies as outlined below. In addition, the Group separately discloses its share of the results from the Penguin Random House associate.

The chief operating decision-maker is the Pearson executive.

North America Courseware, Assessments and Services businesses in the US and Canada.

Core Courseware, Assessments and Services businesses in more mature markets including UK, Australia and Italy.

Growth Courseware, Assessments and Services businesses in emerging markets including Brazil, China, India and South Africa.

For more detail on the services and products included in each business segment refer to Item 4.

		2017
All figures in £ millions	Notes	North America	Core	Growth	Penguin Random House	Corporate	Discontinued operations	Group
Continuing operations
Sales		2,929	815	769	—	—		4,513

Adjusted operating profit		394	50	38	94	—		576
Cost of major restructuring		(60)	(11)	(8)	—	—		(79)
Intangible charges		(89)	(12)	(37)	(28)	—		(166)
Other net gains and losses		(3)	—	35	96	—		128
Impact of US tax reform		—	—	—	(8)	—		(8)

Operating profit		242	27	28	154	—		451
Finance costs	6							(110)
Finance income	6							80

Profit before tax								421
Income tax	7							(13)

Profit for the year from continuing operations								408

Segment assets		4,116	1,914	667	—	793		7,490
Joint ventures	12	—	—	3	—	—		3
Associates	12	4	3	—	388	—		395

Total assets		4,120	1,917	670	388	793		7,888

Other segment items
Share of results of joint ventures and associates	12	5	1	1	71	—	—	78
Capital expenditure	10, 11	162	35	43	—	—	—	240
Pre-publication investment	20	218	84	59	—	—	—	361
Depreciation	10	56	13	21	—	—	—	90
Amortisation	11, 20	348	103	110	—	—	—	561
Impairment	11	—	—	—	—	—	—	—

		2016
All figures in £ millions	Notes	North America	Core	Growth	Penguin Random House	Corporate	Discontinued operations	Group
Continuing operations
Sales		2,981	803	768	—	—		4,552

Adjusted operating profit		420	57	29	129	—		635
Cost of major restructuring		(172)	(62)	(95)	(9)	—		(338)
Intangible charges		(2,684)	(16)	(33)	(36)	—		(2,769)
Other net gains and losses		(12)	(12)	(1)	—	—		(25)

Operating (loss)/profit		(2,448)	(33)	(100)	84	—		(2,497)
Finance costs	6							(97)
Finance income	6							37

Loss before tax								(2,557)
Income tax	7							222

Loss for the year from continuing operations								(2,335)

Segment assets		4,859	1,461	859	—	1,640		8,819
Joint ventures	12	—	—	2	—	—		2
Associates	12	1	4	—	1,240	—		1,245

Total assets		4,860	1,465	861	1,240	1,640		10,066

Other segment items
Share of results of joint ventures and associates	12	(1)	1	(1)	98	—	—	97
Capital expenditure	10, 11	153	42	51	—	—	—	246
Pre-publication investment	20	235	92	68	—	—	—	395
Depreciation	10	56	12	27	—	—	—	95
Amortisation	11, 20	394	109	116	—	—	—	619
Impairment	11	2,548	—	—	—	—	—	2,548

		2015
All figures in £ millions	Notes	North America	Core	Growth	PRH	Corporate	Discontinued operations	Group
Continuing operations
Sales		2,940	815	713	—	—		4,468

Adjusted operating profit/(loss)		480	105	(3)	90	—		672
Intangible charges		(386)	(79)	(583)	(41)	—		(1,089)
Cost of major restructuring		—	—	—	—	—		—
Acquisition costs		—	—	—	—	—		—
Other net gains and losses		19	(5)	—	(1)	—		13

Operating (loss)/profit		113	21	(586)	48	—		(404)
Finance costs	6							(100)
Finance income	6							71

Loss before tax								(433)
Income tax	7							81

Loss for the year from continuing operations								(352)

Segment assets		6,399	1,573	719	—	1,841		10,532
Joint ventures	12	1	—	3	—	—		4
Associates	12	—	6	—	1,093	—		1,099

Total assets		6,400	1,579	722	1,093	1,841		11,635

Other segment items
Share of results of joint ventures and associates	12	(9)	—	(3)	64	—	16	68
Capital expenditure	10, 11	136	42	50	—	—	15	243
Pre-publication investment	20	218	63	66	—	—	—	347
Depreciation	10	42	9	18	—	—	6	75
Amortisation	11, 20	338	95	109	—	—	15	557
Impairment	11	282	37	530	—	—	—	849

There were no material inter-segment sales in either 2017, 2016 or 2015.

Adjusted operating profit is shown in the above tables as it is the key financial measure used by management to evaluate the performance of the Group and allocate resources to business segments. The measure also enables investors to more easily, and consistently, track the underlying operational performance of the Group and its business segments by separating out those items of income and expenditure relating to acquisition and disposal transactions and major restructuring programmes.

Cost of major restructuring: In January 2016, the Group announced that it was embarking on a restructuring programme to simplify the business, reduce costs and position the Group for growth in its major markets. The costs of this programme of £338m in 2016 were significant enough to exclude from the adjusted operating profit measure so as to better highlight the underlying performance. These costs included costs associated with headcount reductions, property rationalisation and closure or exit from certain systems, platforms, products and supplier and customer relationships. A new programme of restructuring, announced in May 2017, to run between 2017 and 2019, began in the second half of 2017 and is expected to drive further significant cost savings. Costs incurred to date relating to this new programme were £79m at the end of 2017 and related to cost efficiencies in higher education and enabling functions together with further rationalisation of the property portfolio. The costs of this new programme have also been excluded from adjusted operating profit (see note 3).

Intangible charges: These represent charges in respect of goodwill, including impairment, and intangible assets acquired through business combinations and the direct costs of acquiring those businesses. These charges are excluded as they reflect past acquisition activity and do not necessarily reflect the current year performance of the Group. In 2016, intangible charges included an impairment of goodwill in the Group’s North America business of £2,548m (see note 11). In 2015, intangible charges included an impairment of goodwill and intangibles in our North America business of £282m, our Core business of £37m and our Growth business of £530m. There was no impairment in 2017.

Other net gains and losses: These represent profits and losses on the sale of subsidiaries, joint ventures, associates and other financial assets and are excluded from adjusted operating profit as they distort the performance of the Group as reported on a statutory basis. Other net gains of £128m in 2017 largely relate to the sale of the test preparation business in China which resulted in a profit on sale of £44m and the part sale of the Group’s share in Penguin Random House which resulted in a profit of £96m (see note 31). In 2016, the net losses in the Core segment mainly relate to the closure of the Group’s English language schools in Germany and in the North America segment relate to the sale of the Pearson English Business Solutions business. Other net gain and losses in 2015 relate to the profit on disposal of PowerSchool in North America, net of small losses on other investments.

Impact of US tax reform In 2017, as a result of US tax reform, the Group’s share of profit from associates was adversely impacted by £8m. This amount has been excluded from adjusted operating profit as it is considered to be a transition adjustment that is not expected to recur in the near future.

Corporate costs are allocated to business segments on an appropriate basis depending on the nature of the cost and therefore the total segment result is equal to the Group operating profit.

Segment assets, excluding corporate assets, consist of property, plant and equipment, intangible assets, inventories, receivables, deferred taxation and other financial assets and exclude cash and cash equivalents and derivative assets. Corporate assets comprise cash and cash equivalents, marketable securities and derivative financial instruments. Capital expenditure comprises additions to property, plant and equipment and software (see notes 10 and 11).

Property, plant and equipment and intangible assets acquired through business combination were £nil (2016: £10m) (see note 30).

The following tables analyse the Group’s revenue streams. Courseware includes curriculum materials provided in book form and/or via access to digital content. Assessments includes test development, processing and scoring services provided to governments, educational institutions, corporations and professional bodies. Services includes the operation of schools, colleges and universities, including sistemas in Brazil and English language teaching centres around the world as well as the provision of online learning services in partnership with universities and other academic institutions.

All figures in £ millions	2017
	North America	Core	Growth	Group
Sales:
Courseware
School Courseware	394	171	139	704
Higher Education Courseware	1,146	93	63	1,302
English Courseware	20	60	102	182

	1,560	324	304	2,188

Assessments
School and Higher Education Assessments	355	256	23	634
Clinical Assessments	146	46	—	192
Professional and English Certification	341	138	60	539

	842	440	83	1,365

Services
School Services	274	5	54	333
Higher Education Services	253	34	32	319
English Services	—	12	296	308

	527	51	382	960

Total	2,929	815	769	4,513

	2016
All figures in £ millions	North America	Core	Growth	Group
Sales:
Courseware
School Courseware	418	173	127	718
Higher Education Courseware	1,147	92	60	1,299
English Courseware	21	65	97	183

	1,586	330	284	2,200

Assessments
School and Higher Education Assessments	378	268	21	667
Clinical Assessments	143	40	–	183
Professional and English Certification	333	112	49	494

	854	420	70	1,344

Services
School Services	259	6	54	319
Higher Education Services	269	29	46	344
English Services	13	18	314	345

	541	53	414	1,008

Total	2,981	803	768	4,552

	2015
All figures in £ millions	North America	Core	Growth	Group
Courseware
School Courseware	406	178	112	696
Higher Education Courseware	1,207	94	57	1,358
English Courseware	22	65	84	171

	1,635	337	253	2,225

Assessments
School and Higher Education Assessments	420	296	20	736
Clinical Assessments	126	32	—	158
Professional and English Certification	269	95	37	401

	815	423	57	1,295

Services
School Services	209	1	47	257
Higher Education Services	223	26	70	319
English Services	18	28	286	332
School Systems	40	—	—	40

	490	55	403	948

Total	2,940	815	713	4,468

The Group operates in the following main geographic areas:

	Sales			Non-current assets
All figures in £ millions	2017	2016	2015	2017	2016
Continuing operations
UK	384	393	421	796	946
Other European countries	262	255	246	128	134
US	2,770	2,829	2,800	2,247	3,351
Canada	126	118	107	240	268
Asia Pacific	643	632	590	151	205
Other countries	328	325	304	184	232

Total continuing	4,513	4,552	4,468	3,746	5,136

Discontinued operations
UK	—	—	134	—	—
Other European countries	—	—	64	—	—
US	—	—	72	—	—
Canada	—	—	2	—	—
Asia Pacific	—	—	35	—	—
Other countries	—	—	5	—	—

Total discontinued	—	—	312	—	—

Total	4,513	4,552	4,780	3,746	5,136

Sales are allocated based on the country in which the customer is located. This does not differ materially from the location where the order is received. The geographical split of non-current assets is based on the subsidiary’s country of domicile. This is not materially different to the location of the assets. Non-current assets comprise property, plant and equipment, intangible assets, investments in joint ventures and associates and trade and other receivables.

There are no discontinued operations in either 2017 or 2016. All discontinued operations in 2015 relate to the FT Group. An analysis of the results and cash flows of discontinued operations is as follows:

	2017	2016	2015
All figures in £ millions	Total	Total	FT Group	Total
Sales	—	—	312	312

Operating profit	—	—	48	48
Finance income/(costs)	—	—	—	—

Profit before tax	—	—	48	48
Income tax	—	—	(8)	(8)

Profit after tax	—	—	40	40
Profit on disposal of Penguin	—	—	—	—
Attributable tax benefit	—	—	—	—
Profit on disposal of The Economist	—	—	473	473
Profit on disposal of Financial Times	—	—	711	711
Attributable tax expense	—	—	(49)	(49)
Mergermarket transaction costs	—	—	—	—
Profit on disposal of Mergermarket	—	—	—	—
Attributable tax expense	—	—	—	—

Profit for the year from discontinued operations	—	—	1,175	1,175

Operating cash flows	—	—	31	31
Investing cash flows	—	—	3	3
Financing cash flows	—	—	—	—

Total cash flows	—	—	34	34